ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Homeinns Hotel Group [Member] USD ($)	Dec. 31, 2014 Homeinns Hotel Group [Member] CNY	Dec. 31, 2013 Homeinns Hotel Group [Member] CNY	Dec. 31, 2012 Homeinns Hotel Group [Member] CNY
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 1,010,804	6,271,630	5,961,150	5,416,317	$ 0	0	0	0
Operating expenses	(909,998)	(5,646,178)	(5,447,680)	(5,159,139)	(754)	(4,678)	(8,298)	(7,901)
Loss from operations	103,255	640,645	524,559	273,736	(754)	(4,678)	(8,298)	(7,901)
Share of income from subsidiaries					77,069	478,165	378,222	190,404
Interest income	1,498	9,295	6,216	11,874	53	332	189	889
Interest expense	(6,730)	(41,759)	(54,149)	(119,416)	(5,749)	(35,667)	(49,843)	(118,515)
Accelerated fee amortization on early extinguishment of long-term loans	0	0	(41,872)	0	0	0	(41,872)	0
Gain on waived liability related with Motel 168 acquisition	1,921	11,919	0	0	1,921	11,919	0	0
(Loss)/gain on change in fair value of convertible notes	11,595	71,945	(133,404)	(87,099)	11,595	71,945	(133,404)	(87,099)
Foreign exchange gain/(loss), net	(1,853)	(11,500)	49,830	217	(1,539)	(9,551)	50,316	1,969
Gain on buy-back of convertible notes	105	650	0	0	105	650	0	0
Non-operating income	13,174	81,739	53,663	43,248	0	0	912	0
Non-operating expenses	0	0	(1,000)	(6,665)	0	0	0	(6,665)
(Loss)/income before income tax expense	120,992	750,691	403,051	113,590	82,701	513,115	196,222	(26,776)
Income tax expense	(37,283)	(231,323)	(206,997)	(136,305)	0	0	0	0
Net (loss)/income	$ 83,709	519,368	196,054	(22,715)	$ 82,701	513,115	196,222	(26,776)